Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,254,854.94

Principal:
Principal Collections	$18,531,381.16
Prepayments in Full	$10,403,444.11
Liquidation Proceeds	$204,150.42
Recoveries	$5,647.75
Sub Total	$29,144,623.44
Collections	$30,399,478.38

Purchase Amounts:
Purchase Amounts Related to Principal	$45,036.86
Purchase Amounts Related to Interest	$295.89
Sub Total	$45,332.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,444,811.13

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	20
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,444,811.13
Servicing Fee	$606,253.26	$606,253.26	$0.00	$0.00	$29,838,557.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,838,557.87
Interest - Class A-2 Notes	$3,857.45	$3,857.45	$0.00	$0.00	$29,834,700.42
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$29,689,908.92
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$29,632,538.17
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,632,538.17
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$29,606,553.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,606,553.75
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$29,583,743.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,583,743.08
Regular Principal Payment	$26,568,660.91	$26,568,660.91	$0.00	$0.00	$3,015,082.17
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,015,082.17
Residual Released to Depositor	$0.00	$3,015,082.17	$0.00	$0.00	$0.00

Total		$30,444,811.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,568,660.91
Total					$26,568,660.91
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$18,515,767.28	$38.08	$3,857.45	$0.01	$18,519,624.73	$38.09
Class A-3 Notes	$8,052,893.63	$19.00	$144,791.50	$0.34	$8,197,685.13	$19.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$26,568,660.91	$20.19	$254,814.79	$0.19	$26,823,475.70	$20.38

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$18,515,767.28	0.0380771	$0.00	0.0000000
Class A-3 Notes	$423,780,000.00	1.0000000	$415,727,106.37	0.9809975
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$643,075,767.28	0.4887337	$616,507,106.37	0.4685417

Pool Information
Weighted Average APR	2.017%	2.013%
Weighted Average Remaining Term	44.75	43.90
Number of Receivables Outstanding	29,008	28,403
Pool Balance	$727,503,913.76	$698,075,078.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$670,435,907.40	$643,425,813.96
Pool Factor	0.5088941	0.4883084

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$54,649,264.64
Targeted Overcollateralization Amount	$81,567,972.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$81,567,972.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		32	$244,822.61
(Recoveries)		13	$5,647.75
Net Loss for Current Collection Period			$239,174.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3945%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2260%
Second Prior Collection Period			0.3040%
Prior Collection Period			0.0594%
Current Collection Period			0.4027%
Four Month Average (Current and Prior Three Collection Periods)			0.2480%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		958	$2,663,124.92
(Cumulative Recoveries)			$378,592.99
Cumulative Net Loss for All Collection Periods			$2,284,531.93
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1598%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,779.88
Average Net Loss for Receivables that have experienced a Realized Loss			$2,384.69

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.92%	217	$6,423,209.44
61-90 Days Delinquent	0.12%	26	$808,584.53
91-120 Days Delinquent	0.02%	4	$122,655.05
Over 120 Days Delinquent	0.01%	2	$69,367.11
Total Delinquent Receivables	1.06%	249	$7,423,816.13

Repossession Inventory:
Repossessed in the Current Collection Period		6	$229,872.31
Total Repossessed Inventory		15	$444,706.20

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1248%
Prior Collection Period			0.1034%
Current Collection Period			0.1127%
Three Month Average			0.1136%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1433%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	June 2022
Payment Date	7/15/2022
Transaction Month	20

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	106	$3,129,060.22
2 Months Extended	142	$4,465,178.87
3+ Months Extended	17	$567,458.34

Total Receivables Extended	265	$8,161,697.43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer